Equity - Restricted shares issued for compensation (Details) - Restricted Stock - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Restricted shares issued for compensation
Granted	0	0
Fair value	$ 0	$ 0	$ 73,230